Subsequent Events	12 Months Ended
Dec. 31, 2010
Subsequent Events
Subsequent Events
21.	Subsequent Events

On February 22, 2011, the Company announced that it has commenced a cash tender offer (the "Offer") to purchase any and all of the outstanding $1,207.0 million aggregate principal amount of Senior Unsecured Debt. In connection with the Offer, the Company is seeking from the holders of the Senior Unsecured Debt consents to certain proposed amendments to the indenture for the Senior Unsecured Debt that would eliminate substantially all of the restrictive covenants and certain events of default contained in the indenture governing the Senior Unsecured Debt.

On February 23, 2011, the Company announced that it is pursuing a proposed repricing of the $1,146.4 million principal amount of the Extended Term Loan to take advantage of lower interest rates currently available in the senior secured debt market. The proposed amendment to the Extended Term Loan is subject to lender consent and other conditions, and may not occur as described or at all.